CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ 11,589	$ 57	$ 22,845	$ (11,313)
Balance (in shares) at Dec. 31, 2012		5,706
Net loss	(3,785)	$ 0	0	(3,785)
Stock-based compensation expense	299	0	299	0
Issuance of common stock upon exercise of equity incentive awards	5	$ 0	5	0
Issuance of common stock upon exercise of equity incentive awards (in shares)		5
Issuance of common stock upon conversion of restricted stock units	0	$ 0	0	0
Issuance of common stock upon conversion of restricted stock units (in shares)		2
Balance at Dec. 31, 2013	8,108	$ 57	23,149	(15,098)
Balance (in shares) at Dec. 31, 2013		5,713
Net loss	(6,763)	$ 0	0	(6,763)
Stock-based compensation expense	592	0	592	0
Issuance of common stock	2,000	$ 10	1,990	0
Issuance of common stock (in shares)		1,000
Balance at Dec. 31, 2014	3,937	$ 67	25,731	(21,861)
Balance (in shares) at Dec. 31, 2014		6,713
Net loss	(7,020)	$ 0	0	(7,020)
Stock-based compensation expense	403	0	403	0
Issuance of common stock upon exercise of equity incentive awards	33	$ 0	33	0
Issuance of common stock upon exercise of equity incentive awards (in shares)		34
Issuance of common stock upon conversion of restricted stock units	0	$ 2	(2)	0
Issuance of common stock upon conversion of restricted stock units (in shares)		155
Balance at Jun. 30, 2015	$ (2,647)	$ 69	$ 26,165	$ (28,881)
Balance (in shares) at Jun. 30, 2015		6,902